Annual Total Returns- Invesco Government and Agency Portfolio (Reserve) [BarChart] - Reserve - Invesco Government and Agency Portfolio - Reserve Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.03%	0.02%	0.01%	0.04%	0.12%	0.34%	0.91%	1.22%	0.13%